Annual Fund Operating Expenses - Global X Funds - Global X NYSE 100 ETF - Global X NYSE 100 ETF Class	Mar. 13, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.09%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.